Consolidated Statements of Operations and Comprehensive Income (Parenthetical) - shares	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Number of ordinary shares issued	28,000,000	28,000,000